Biological assets net (Tables)	12 Months Ended
Sep. 30, 2025
Biological assets net
Schedule of biological assets
	As of	As of
	September 30,	September 30,
	2025	2024

Biological assets	$9,832,842	$9,974,920
Accumulated amortization	(847,766)	(641,704)
Sub-total	8,985,076	9,333,216
Less: impairment loss	(8,985,076)	-
Total	-	$9,333,216